Material information on accounting policies - Schedule of useful lives are used to calculate amortization (Details)	12 Months Ended
Dec. 31, 2023
Product development
Schedule of useful lives are used to calculate amortization [Line Items]
Useful life (in years)	3 years
Bottom of range | Trademarks
Schedule of useful lives are used to calculate amortization [Line Items]
Useful life (in years)	10 years
Bottom of range | Sanitary records
Schedule of useful lives are used to calculate amortization [Line Items]
Useful life (in years)	2 years
Bottom of range | Licenses, customers and agreements
Schedule of useful lives are used to calculate amortization [Line Items]
Useful life (in years)	3 years
Top of range | Trademarks
Schedule of useful lives are used to calculate amortization [Line Items]
Useful life (in years)	20 years
Top of range | Sanitary records
Schedule of useful lives are used to calculate amortization [Line Items]
Useful life (in years)	5 years
Top of range | Licenses, customers and agreements
Schedule of useful lives are used to calculate amortization [Line Items]
Useful life (in years)	10 years